SEGMENT INFORMATION (Details) - Single reportable segment	1 Months Ended	3 Months Ended	4 Months Ended	9 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2026 USD ($)	Dec. 31, 2025 USD ($) segment	Sep. 30, 2026 USD ($) segment
SEGMENT INFORMATION
Number of reportable segments | segment			1	1
Number of operating segments | segment			1	1
Cash		$ 201,559	$ 3,279,258	$ 201,559
Cash held in Trust Account		177,073,722		177,073,722
General and administrative costs	$ 22,525	1,425,200	86,377	2,458,337
Interest earned on cash held in Trust Account		$ 1,604,947		$ 4,573,722
Deferred offering costs			$ 383,694